Shareholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Company's Consolidated Capital Ratios

The Company expects to meet or exceed these minimums without altering current operations or strategy.

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2014

Total Capital to Risk
Weighted Assets:
Consolidated	$55,229	16.1%	$27,469	8.0%	$	N/A	—%
Uwharrie Bank	54,933	16.1%	27,362	8.0%		34,202	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,957	12.2%	13,735	4.0%		N/A	—%
Uwharrie Bank	51,195	15.0%	13,681	4.0%		20,521	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,957	8.1%	20,765	4.0%		N/A	—%
Uwharrie Bank	51,195	9.9%	20,716	4.0%		25,895	5.0%

	Actual		Minimum For Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
December 31, 2013

Total Capital to Risk
Weighted Assets:
Consolidated	$56,439	16.7%	$27,071	8.0%	$	N/A	—%
Uwharrie Bank	54,503	16.2%	26,955	8.0%		33,694	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,071	12.1%	13,536	4.0%		N/A	—%
Uwharrie Bank	50,280	15.0%	13,478	4.0%		20,216	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,071	7.8%	21,126	4.0%		N/A	—%
Uwharrie Bank	50,280	9.6%	21,067	4.0%		26,334	5.0%